Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Written down amount		$ 1,119		$ 1,043
Accounts receivable		55,127		50,643
Advance from customer		670		524
Restricted cash		14,857		31,630
Recognized revenue		$ 139	$ 230
Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Equity ownership interest rate percent		100.00%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalent value		$ 9,966		$ 22,279
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Bank account is insured by the government	¥ 500	73
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Bank account is insured by the government		$ 150
Supplier Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	13.90%	13.90%
Supplier Concentration Risk [Member] | Supplier A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	13.40%	13.40%	1.80%
Supplier Concentration Risk [Member] | Supplier B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	4.60%	4.60%	15.90%
Supplier Concentration Risk [Member] | Supplier C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	9.90%	9.90%	8.70%
Supplier Concentration Risk [Member] | Maximum [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	22.70%	22.70%
Supplier Concentration Risk [Member] | Maximum [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	19.20%	19.20%
Supplier Concentration Risk [Member] | Minimum [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk				10.60%
Supplier Concentration Risk [Member] | Minimum [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk				14.00%